Accounting policies (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 01, 2018	Nov. 30, 2010	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Capitalized interest cost			$ 0
Threshold percentage for recognizing actuarial gains and losses (in hundredths)			10.00%
Vesting period		12 months
Retained earnings			$ 225,000,000		$ 3,198,000,000
Other current assets			(257,000,000)		(495,000,000)
Total restricted cash			$ 104,000,000		$ 75,000,000
Overhauls of drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life			5 years
Drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life			30 years
Period within which management is actively committed to a probable sale of assets classified as held for sale			1 year
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic useful life			3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic useful life			5 years
Restricted Stock Units (RSUs)
Property, Plant and Equipment [Line Items]
Vesting period			3 years
Subsequent Event | Accounting Standards Update 2016-01
Property, Plant and Equipment [Line Items]
Fair value gains from AOCI	$ 32,000,000
Retained earnings	32,000,000
Subsequent Event | Accounting Standards Update 2016-16
Property, Plant and Equipment [Line Items]
Retained earnings	(84,000,000)
Other current assets	$ 84,000,000
Scenario, Forecast | Accounting Standards Update 2016-02 | Minimum
Property, Plant and Equipment [Line Items]
Operating Lease, Right-of-Use Asset				$ 30,000,000
Scenario, Forecast | Accounting Standards Update 2016-02 | Maximum
Property, Plant and Equipment [Line Items]
Operating Lease, Right-of-Use Asset				$ 50,000,000